Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

(17) Segment Information

Puget Energy operates one reportable business segment referred to as the regulated utility segment. Puget Energy’s regulated utility operation generates, purchases and sells electricity and purchases, transports and sells natural gas. The service territory of PSE covers approximately 6,000 square miles in the state of Washington. In managing the business, management reviews the consolidated financial statements for Puget Energy and PSE during the year.